Stock Options and Restricted Share Units - Schedule of Stock Options Issued and Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022	Dec. 31, 2021
Schedule of Stock Options Issued and Outstanding [Line Items]
Exercise Price (CAD$) (in Dollars per share)	$ 4.6	$ 5.09
Weighted Average Remaining Contractual Life (years)	9 months 29 days	1 year 9 months 10 days
Number of Options Outstanding	482,954	692,170	1,191,834	2,345,165
Number of Options Vested (exercisable)	482,954	692,170
Number of Options Unvested
February 14, 2025 [Member]
Schedule of Stock Options Issued and Outstanding [Line Items]
Exercise Price (CAD$) (in Dollars per share)	$ 2.88	$ 2.88
Weighted Average Remaining Contractual Life (years)	1 month 13 days	1 year 1 month 17 days
Number of Options Outstanding	158,333	258,334
Number of Options Vested (exercisable)	158,333	258,334
Number of Options Unvested
January 5, 2026 [Member]
Schedule of Stock Options Issued and Outstanding [Line Items]
Exercise Price (CAD$) (in Dollars per share)	$ 3.75	$ 3.75
Weighted Average Remaining Contractual Life (years)	1 year 3 days	2 years 7 days
Number of Options Outstanding	150,828	183,498
Number of Options Vested (exercisable)	150,828	183,498
Number of Options Unvested
March 25, 2026 [Member]
Schedule of Stock Options Issued and Outstanding [Line Items]
Exercise Price (CAD$) (in Dollars per share)	$ 7.47	$ 7.47
Weighted Average Remaining Contractual Life (years)	1 year 2 months 23 days	2 years 2 months 23 days
Number of Options Outstanding	101,997	116,668
Number of Options Vested (exercisable)	101,997	116,668
Number of Options Unvested
May 17, 2026 [Member]
Schedule of Stock Options Issued and Outstanding [Line Items]
Exercise Price (CAD$) (in Dollars per share)	$ 7.35	$ 7.35
Weighted Average Remaining Contractual Life (years)	1 year 4 months 17 days	2 years 4 months 17 days
Number of Options Outstanding	43,464	55,001
Number of Options Vested (exercisable)	43,464	55,001
Number of Options Unvested
June 22, 2026 [Member]
Schedule of Stock Options Issued and Outstanding [Line Items]
Exercise Price (CAD$) (in Dollars per share)	$ 4.2	$ 4.2
Weighted Average Remaining Contractual Life (years)	1 year 5 months 19 days	2 years 5 months 23 days
Number of Options Outstanding	28,332	28,669
Number of Options Vested (exercisable)	28,332	28,669
Number of Options Unvested
February 24, 2026 [Member]
Schedule of Stock Options Issued and Outstanding [Line Items]
Exercise Price (CAD$) (in Dollars per share)		$ 13.92
Weighted Average Remaining Contractual Life (years)		2 years 1 month 24 days
Number of Options Outstanding		50,000
Number of Options Vested (exercisable)		50,000
Number of Options Unvested